Schedule of Stockholders' Equity Note, Warrants or Rights (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 1		566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		$ 1.33
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	566,482
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	$ 1.33